NET FINANCE RESULT (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Income from cash and cash equivalents	R$ 1,519.2	R$ 1,072.2	R$ 791.7
Income from debt securities	104.7	49.2	172.6
Income from other receivables (i)	799.8	964.2	1,203.4
Financial instruments at fair value through profit or loss			95.5
Other finance income	181.6	408.6	602.4
Total finance income	2,605.3	2,494.2	2,865.6
Finance expenses
Interest on accounts payable present value adjustment (ii)	(1,148.3)	(1,376.1)	(1,230.7)
Interest on bank debts and tax incentives (ii)	(189.3)	(170.4)	(176.2)
Interest on provisions for disputes and litigation	(219.8)	(269.2)	(456.6)
Interest on leases (ii)	(184.3)	(196.0)	(160.5)
Interest on pension plans	(112.6)	(114.3)	(107.9)
Other interest expenses (ii) (iii)	(543.9)	(689.7)	(760.9)
Losses on hedging instruments (iv)	(1,032.3)	(1,675.1)	(3,158.4)
Taxes on financial transactions	(274.4)	(178.3)	(339.6)
Bank guarantee expenses and surety bond premiums (v)	(323.5)	(249.8)	(176.1)
Other finance expenses	(482.4)	(207.2)	(574.2)
Total finance expenses	(4,510.8)	(5,126.1)	(7,141.1)
Effects of the application of IAS 29 (hyperinflation) (vi)	(451.7)	176.1	1,603.5
Exchange differences, net (vi)	38.9	(1,154.0)	(751.1)
Other net financial results	(412.8)	(977.9)	852.4
Net financial results	R$ (2,318.3)	R$ (3,609.8)	R$ (3,423.1)